Equity-Based Compensation - Schedule of Unamortized Compensation Costs (Details) - Restricted Stock Units [Member] $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Schedule of Unamortized Compensation Costs [Line Items]
Unamortized Compensation Costs, Restricted stock units	$ 18,790
Weighted Average Service Period, Restricted stock units	1 year 3 months